Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	Accumulated deficit USD ($)
Beginning balance (in shares) at Dec. 31, 2020 | shares			58,093,147
Beginning balance at Dec. 31, 2020		$ 2,065,768	$ 656	$ 2,850,206	$ (480,172)	$ (304,922)
Net income (loss) for the period		(115,176)				(115,176)
Issuance of restricted stock, net of forfeitures (in shares) | shares			276,369
Issuance of restricted stock, net of forfeitures		0	$ 3	(3)
Amortization of restricted stock, net of forfeitures		12,483		12,483
Dividends paid	[1]	(11,646)		(11,646)
Equity component of issuance of Convertible Notes Due 2025 (See Note 11)		7,502		7,502
Write off of equity portion of Convertible Notes due (see Note 10)		(1,518)		(1,518)
Ending balance (in shares) at Jun. 30, 2021 | shares			58,369,516
Ending balance at Jun. 30, 2021		1,957,413	$ 659	2,857,024	(480,172)	(420,098)
Beginning balance (in shares) at Dec. 31, 2021 | shares			58,369,516
Beginning balance at Dec. 31, 2021		1,836,928	$ 659	2,855,798	(480,172)	(539,357)
Net income (loss) for the period		106,683				106,683
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,045,497
Issuance of restricted stock, net of forfeitures		(1)	$ 10	(11)
Amortization of restricted stock, net of forfeitures		10,676		10,676
Dividends paid	[1]	(11,778)		(11,778)
Write off of equity portion of Convertible Notes due (see Note 10)		(1,746)		(1,746)
Ending balance (in shares) at Jun. 30, 2022 | shares			59,415,013
Ending balance at Jun. 30, 2022		$ 1,940,762	$ 669	$ 2,852,939	$ (480,172)	$ (432,674)

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.